ACQUISITIONS - TerraForm Global (Details) - TerraForm Global - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Nov. 30, 2017
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Consideration transferred, acquisition-date fair value	$ 657	$ 657
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	$ 30	$ 30	$ 100
Percentage of voting equity interests retained by Brookfield	31.00%	31.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 2	$ 250
Acquisition costs incurred and capitalized	1
Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 202	$ 202